Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (includes $2.1 million and $1.1 million from VIE as of March 31, 2013 and December 31, 2012)	$ 16,327	$ 36,571
Trade receivables, net of allowance for doubtful accounts of $8.7 million and $7.0 million as of March 31, 2013 and December 31, 2012 (includes $12.0 million and $12.4 million from VIE as of March 31, 2013 and December 31, 2012)	146,827	150,074
Accrued contract receivables, net of allowance for doubtful accounts of $1.4 million and $1.0 million as of March 31, 2013 and December 31, 2012 (includes $8.5 million and $8.8 million from VIE as of March 31, 2013 and December 31, 2012)	136,096	132,957
Prepayments	10,320	12,733
Other receivables and current assets (includes $1.4 million and $1.3 million from VIE as of March 31, 2013 and December 31, 2012)	12,720	12,353
Total current assets	322,290	344,688
Property and equipment, net (includes $0.2 million from VIE as of March 31, 2013 and December 31, 2012)	12,004	13,073
Intangible assets, net (includes $2.8 million and $2.9 million from VIE as of March 31, 2013 and December 31, 2012)	23,097	93,982
Goodwill	0	70,498
Other assets (includes $1.5 million from VIE as of March 31, 2013 and December 31, 2012)	16,487	14,782
Total assets	373,878	537,023
Current liabilities:
Accounts payable (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	38,235	37,786
Accrued liabilities (includes $0.5 million from VIE as of March 31, 2013 and December 31, 2012)	88,184	97,374
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of March 31, 2013 and December 31, 2012)	9,028	12,626
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities (includes $0.9 million from VIE as of March 31, 2013 and December 31, 2012)	10,753	9,953
Total current liabilities	227,454	191,942
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	14,651	21,703
Total liabilities	244,338	244,505
Commitments and contingencies (See Note 11)
Shareholders' equity:
Share capital, nominal value £0.05, 100,000,000 ordinary shares authorized; 66,164,433 and 65,622,141 shares issued and outstanding as of March 31, 2013 and December 31, 2012	5,501	5,462
Additional paid-in capital	399,492	399,127
Accumulated deficit	(252,311)	(95,953)
Accumulated other comprehensive loss	(22,587)	(16,242)
Total Velti shareholders' equity	130,095	292,394
Non-controlling interests	(555)	124
Total equity	129,540	292,518
Total liabilities and shareholders' equity	$ 373,878	$ 537,023